Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2012
Registrant Name	dei_EntityRegistrantName	PIMCO FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2012
Prospectus Date	rr_ProspectusDate	Oct. 01, 2012
Supplement [Text Block]	pimco_SupplementTextBlock

PIMCO Funds

Supplement Dated October 1, 2012 to the
Bond Funds Class A, Class B, Class C and Class R Prospectus and Bond Funds Institutional Class,
Class M, Class P, Administrative Class and Class D Prospectus, each dated July 31, 2012, as supplemented from time to time (each a "Prospectus")

(PIMCO Emerging Markets Corporate Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock
Disclosure Related to the PIMCO Emerging Markets Corporate Bond Fund (the "Fund")

Effective immediately, the advisory fee for the Fund is decreased by 0.10% to 0.75% causing the Fund's Total Annual Fund Operating Expenses to decrease as described below. This advisory fee reduction results in the Fund's Management Fees decreasing to 1.15% for Institutional and Administrative Class shares, 1.25% for Class P shares and 1.30% for Class A, Class C and Class D shares and the Fund's Total Annual Fund Operating Expenses decreasing to 1.15% for Institutional Class shares, 1.25% for Class P shares, 1.40% for Administrative Class shares, 1.55% for Class A and Class D shares and 2.30% for Class C shares.

Effective immediately, corresponding changes are made to the Fund's Annual Fund Operating Expenses table and related footnotes, as well as the Expense Example following the table. Also, effective immediately, footnotes describing the fee reduction are added to: (i) the Management Fees table in the "Management of the Funds – Management Fees" section of the prospectus; and (ii) the advisory fees table in the "Management of the Funds – Management Fees" section of the prospectus.